SUBSEQUENT EVENTS	12 Months Ended
Mar. 31, 2025
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

19. SUBSEQUENT EVENTS

The Company has assessed all subsequent events from March 31, 2025, up to and including July 31, 2025, the date on which these consolidated financial statements were ready for issuance. There are no material subsequent events that necessitate disclosure in these consolidated financial statements.